Commitment and Contingencies (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitment and Contingencies (Details) [Line Items]
Capital commitments due	¥ 1,094
Percentage of overdue	50.00%
Undiscounted payments			¥ 199
Minimum [Member]
Commitment and Contingencies (Details) [Line Items]
Loan term period	6 months
Maximum [Member]
Commitment and Contingencies (Details) [Line Items]
Loan term period	24 months